Income taxes - Reconciliation from U.S. Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Effect of goodwill impairment charge		(75.00%)	(31.00%)
Stock-based compensation	(2.00%)	(2.00%)
Rate differential on foreign earnings	(2.00%)	42.00%
Research and development		1.00%
State income taxes, net of federal benefit	3.00%	8.00%	1.00%
Acquisition costs	(2.00%)	(2.00%)	(2.00%)
Contingent consideration	6.00%	4.00%
Rate changes	(2.00%)	3.00%
Other permanent items	1.00%	3.00%
Change in valuation allowance	(9.00%)	(2.00%)
Uncertain tax positions	(3.00%)
Effective tax rate	25.00%	15.00%	3.00%